Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 10,271	¥ 5,167
Fair value	93	92
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	4,497	3,045
Fair value	31	38
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	5,774	2,122
Fair value	62	54
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	12,477	6,690
Fair value	¥ (75)	¥ (95)